Turnover and segment information - Turnover by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Turnover	£ 32,667	£ 31,376	£ 30,328
Commercial Operations
Disclosure of operating segments [line items]
Turnover	£ 32,667	£ 31,376	£ 30,328